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Brandes Core Plus Fixed Income Fund
Brandes Core Plus Fixed Income Fund
Investment Objective
The Brandes Core Plus Fixed Income Fund (the “Core Plus Fund” or “Fund”) seeks to maximize long-term total return, consisting of both current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 18 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑83 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Brandes Core Plus Fixed Income Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load)	none	[1]	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Brandes Core Plus Fixed Income Fund		Class A	Class I	Class R6
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		0.25%	none	none
Shareholder Servicing Fees		none	none	none
Other Expenses	[1]	0.33%	0.38%	0.33%
Total Other Expenses		0.33%	0.38%	0.33%
Total Annual Fund Operating Expenses		0.93%	0.73%	0.68%	[2]
Less: Fee Waiver and/or Expense Reimbursement		0.23%	0.23%	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.70%	0.50%	0.35%
[1]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[2]	Total Annual Fund Operating Expenses for Class R6 shares do not correlate with the financial highlights table and have been restated to reflect estimated operating expenses for the current fiscal year.
[3]	The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2021: 0.70%, 0.50% and 0.35%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Core Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brandes Core Plus Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	642	833	1,039	1,632
Class I	51	210	383	885
Class R6	36	184	346	815

Portfolio Turnover
The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.54% of the average value of its portfolio.
Principal Investment Strategies
The Core Plus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in fixed income securities. These include, but are not limited to, debt securities issued by U.S. and foreign (including emerging markets) companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities. The Fund may also invest in other forms of debt obligations and income-producing securities, including but not limited to preferred stock. The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars.

Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). Up to 25% of the Fund’s total debt securities may be high yield bonds. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk-free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.

While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index. Other than in periods of unusual market conditions, which could continue for an extended period, this margin will normally be within 10% of the duration of the Fund’s benchmark index.

The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity or the Advisor’s assessment of the security’s intrinsic value declines. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.
Principal Investment Risks
Because the values of the Core Plus Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Principal risks of the Fund are as follows:
  Market Risk – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the fund’s securities fall, the value of your investment in the fund will go down.
  Issuer Risk – The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment.  The Fund may experience a substantial or complete loss on any investment.
  Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Core Plus Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be, unwilling or unable to pay or perform in a timely fashion. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.The Fund may experience a substantial or complete loss on any investment.
  Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the Fund faces a heightened risk that rates may rise.
  Duration Risk – The longer the maturity of a fixed income security, the more its price will vary as levels of interest rates change. Our strategies can hold securities with long-dated maturities. Duration is a measure of how sensitive a security or portfolio is to moves in interest rates. When strategies have significantly longer duration than their benchmark index, they are likely to be more volatile when market interest rates move materially.

  The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
  Currency Risk – Because the Core Plus Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.
  Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Core Plus Fund invests. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. The interrelationships of the global economy, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability, may affect other markets and affect the value of an investment in the Fund.
  Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The Core Plus Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Core Plus Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.
  Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.
  U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.
  Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years. The table that follows compares the Fund’s returns over time to a broad-based securities index. The bar chart and table assumes reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.brandesfunds.com.
Year-by-Year Total Returns as of December 31, for Class I Shares

Best Quarter	Q3	2010	4.02%
Worst Quarter	Q4	2016	-2.18%

Brandes Core Plus Fixed Income Fund Average Annual Total Returns For the periods ended December 31, 2019 (Returns reflect applicable sales charges)
Average Annual Total Returns - Brandes Core Plus Fixed Income Fund	1 Year	5 Years	10 Years
Class A Shares	2.64%	1.54%	3.63%
Class R6 Shares	7.36%	2.94%	4.54%
Class I Shares	6.67%	2.57%	4.33%
Class I Shares | Return After Taxes on Distributions	5.46%	1.43%	2.77%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	3.93%	1.46%	2.75%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%

Class I shares were first offered on December 28, 2007. Class A shares were first offered on January 31, 2013. Performance shown prior to the inception of Class A shares on January 31, 2013, reflects the performance of Class I shares, restated to reflect Class A sales loads and expenses. Class R6 shares were first offered on October 10, 2017. Prior to the offering of Class R6 shares, the performance shown for Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.